UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March  31, 2003

Check here if Amendment [  ]; Amendment Number: ________

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
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Address:                   4400 Harding Road
                           ----------------------------------------
                           Nashville, TN  37205-2290
                           ----------------------------------------

Form 13F File Number: 28-10362
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ----------------------------------------
Title:                     Chief Manager
                           ----------------------------------------
Phone:                     615-298-7606
                           ----------------------------------------

Signature, Place and Date of Signing:

    /s/ Richard Patton            Nashville, TN                 May 7, 2003
--------------------------  ---------------------------   --------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  44
                                          ------------------

Form 13F Information Table Value Total:             134,386
                                          ------------------
                                                 (thousands)


List of Other Included Managers:

NONE


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                                                                        FORM 13F INFORMATION TABLE

              COLUMN 1      COLUMN 2                COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------------ --------------            ---------- -------- ------------------- ---------- -------- -------------------

                                                                VALUE   SHRS OR   SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS            CUSIP      (X$1000) PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
     --------------      --------------            -----      -------- --------- ---  ---- ---------- --------  ----   ------   ----
AMSURG CORP                 COM                    03232P405    5,040   200,000  SH           SOLE                     X
ANNTAYLOR STORES CORP       COM                    036115103      821    40,000  SH           SOLE                     X
APPLE COMPUTER INC          COM                    037833100    5,071   358,600  SH           SOLE                     X
ARCH COAL INC               COM                    039380100    1,331    70,000  SH           SOLE                     X
AUTODESK INC                COM                    052769106      916    60,000  SH           SOLE                     X
BURLINGTON RES INC          COM                    122014103      716    15,000  SH           SOLE                     X
CBRL GROUP INC              COM                    12489V106    8,117   295,700  SH           SOLE                     X
CENTRAL PKG CORP            COM                    154785109       75     7,500  SH           SOLE                     X
CHECKFREE HLDGS CORP        NOTE  6.500%12/0       162816AC6    1,985 2,000,000  PRN          SOLE                     X
CMS ENERGY TR               COM SH BEN INT         125896605      723    77,900  SH           SOLE                     X
COCA COLA CO                COM                    191216100       89     2,200  SH           SOLE                     X
COINSTAR INC                COM                    19259P300    1,511    90,000  SH           SOLE                     X
CONCORD EFS INC             COM                    206197105    2,679   285,000  SH           SOLE                     X
CORRECTIONS CORP AMER NEW   COM NEW                22025Y407    6,634   379,955  SH           SOLE                     X
CORRECTIONS CORP AMER NEW   CUM CONV PFD SER B 12% 22025Y308      812    32,689  SH           SOLE                     X
COSTCO WHSL CORP NEW        COM                    22160K105    2,102    70,000  SH           SOLE                     X
CROWN CASTLE INTL CORP      COM                    228227104       29     5,245  SH           SOLE                     X
DAVE & BUSTERS INC          COM                    23833N104    2,151   237,700  SH           SOLE                     X
ENTERTAINMENT PPTYS TR      COM SH BEN INT         29380T105    9,651   364,200  SH           SOLE                     X
HEALTHSOUTH CORP            COM                    421924101       38   445,000  SH           SOLE                     X
HEALTHCARE RLTY TR          COM                    421946104    1,197    49,000  SH           SOLE                     X
HOME DEPOT INC              COM                    437076102    4,872   200,000  SH           SOLE                     X
HOSPITALITY PPTYS TR        COM SH BEN INT         44106M102      535    17,500  SH           SOLE                     X
IHOP CORP                   COM                    449623107      564    25,000  SH           SOLE                     X
KROGER CO                   COM                    501044101      526    40,000  SH           SOLE                     X
LABORATORY CORP AMER HLDGS  COM NEW                50540R409    7,783   262,500  SH           SOLE                     X
LIMITED BRANDS INC          COM                    532716107    3,024   235,000  SH           SOLE                     X
MICROSOFT CORP              COM                    594918104    5,326   220,000  SH           SOLE                     X
NICOR INC                   COM                    654086107    1,885    69,000  SH           SOLE                     X
NISOURCE INC                COM                    65473P105      513    28,200  SH           SOLE                     X
OFFICE DEPOT INC            COM                    676220106    4,022   340,000  SH           SOLE                     X
PRIME GROUP REALTY TRUST    SH BEN INT             74158J103      494    94,400  SH           SOLE                     X
PROVINCE HEALTHCARE CO      NOTE  4.500%11/2       743977AC4    4,613 5,000,000  PRN          SOLE                     X
REGIS CORP MINN             COM                    758932107    6,878   276,100  SH           SOLE                     X
RENAL CARE GROUP INC        COM                    759930100      670    21,500  SH           SOLE                     X
RETEK INC                   COM                    76128Q109    2,885   500,000  SH           SOLE                     X
SAFEWAY INC                 COM                    786514208       95     5,000  SH           SOLE                     X
SONIC CORP                  COM                    835451105    2,922   114,750  SH           SOLE                     X
SUNGARD DATA SYS INC        COM                    867363103    3,259   153,000  SH           SOLE                     X
TARGET CORP                 COM                    87612E106    9,217   315,000  SH           SOLE                     X
TECH DATA CORP              COM                    878237106    7,302   305,000  SH           SOLE                     X
TENET HEALTHCARE CORP       COM                    88033G100   13,300   796,400  SH           SOLE                     X
VULCAN MATLS CO             COM                    929160109      438    14,500  SH           SOLE                     X
WELLS FARGO & CO NEW        COM                    949746101    1,575    35,000  SH           SOLE                     X

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